REVENUES - Narrative (Details) Rp in Billions	12 Months Ended
Dec. 31, 2020 IDR (Rp)
Minimum
Revenues
Lease term	1 year
Maximum
Revenues
Lease term	10 years
Less than one year
Revenues
Unsatisfied performance obligations	Rp 8,070
More than one year
Revenues
Unsatisfied performance obligations	Rp 9,585